Note to cash flow statement - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	€ (5,426.8)	€ (4,211.2)	€ (3,644.4)
Proceeds from borrowings	(1,192.0)	(2,228.6)	(750.0)
Repayments of borrowings	1,722.3	950.3	408.1
Lease liabilities paid	53.0	76.8	67.5
Adjustment on initial application of IFRS 16 (net of tax)			(140.4)
Lease additions		(25.2)	(166.1)
Interest expense	(3.8)	(4.6)	(5.6)
Foreign exchange	(4.2)	15.7	19.7
Promissory notes	(225.9)
Balance at end of year	(5,077.4)	(5,426.8)	(4,211.2)
Less than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(1,778.4)	(457.3)
Balance at end of year	(1,281.4)	(1,778.4)	(457.3)
More than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(3,648.4)	(3,753.9)
Balance at end of year	€ (3,796.0)	€ (3,648.4)	€ (3,753.9)